Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	$ 368	$ 3,215
Non-tradable warrants [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	3	196
Non-tradable warrants, SAFE and CLA [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	35	1,393
Tradable warrants [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	304	1,493
Financial liability [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	$ 26	$ 133